UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2007

[LOGO OF USAA]
    USAA(R)

                            USAA FIRST START
                                   GROWTH Fund

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

                    A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JULY 31, 2007

--------------------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

     Distributions to Shareholders                                           13

     Report of Independent Registered Public Accounting Firm                 14

     Portfolio of Investments                                                15

     Notes to Portfolio of Investments                                       34

     Financial Statements                                                    36

     Notes to Financial Statements                                           39

EXPENSE EXAMPLE                                                              56

ADVISORY AGREEMENTS                                                          58

TRUSTEES' AND OFFICERS' INFORMATION                                          66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                        ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]        NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                           OVERALL RISK OF YOUR PORTFOLIO.

                                                           "

                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or canceled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take some time for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company           Credit Suisse Asset Management, LLC
   ARNOLD J. ESPE, CFA                          (U.S. Stocks)
   Bonds and Money Market Instruments           JOSEPH CHERIAN, CFA

   RON SWEET, CFA, CPA                          WILLIAM WENG
   Exchange-Traded Funds
                                                TODD JABLONSKI, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended July 31, 2007, the USAA First Start Growth Fund had a total return of 12.36%. This compares to returns of 19.47% for the Russell 1000 Growth Index, 16.08% for the Russell 3000 Index, 15.27% for the Lipper Flexible Portfolio Funds Index, 5.58% for the Lehman Brothers U.S. Aggregate Bond Index, and 17.67% for the Lipper Large-Cap Growth Funds Index.

         In October 2006, the Fund replaced the large-cap growth-oriented U.S. stock manager with Credit Suisse Asset Management, LLC (Credit Suisse), which is using a quantitative strategy that allows the Fund to adjust its U.S. stock allocation more quickly in response to changing market conditions.

HOW WERE THE FUND'S ASSETS ALLOCATED OVER THE COURSE OF THE REPORTING YEAR?

         The Fund invests in a combination of U.S. stocks across the capitalization spectrum, investment-grade bonds, and international stocks.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

         THE RUSSELL 3000 INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX REPLACE THE RUSSELL 1000 GROWTH INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDICES, BECAUSE THESE INDICES PROVIDE A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON A BROAD UNIVERSE OF U.S. STOCKS AND BONDS.

         EFFECTIVE AUGUST 1, 2006, THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX REPLACED THE LIPPER LARGE-CAP GROWTH FUNDS INDEX AS THE BENCHMARK INDEX USED FOR CALCULATING THE PERFORMANCE ADJUSTMENT THAT WILL INCREASE OR DECREASE THE BASE MANAGEMENT FEE DEPENDING ON THE PERFORMANCE OF THE FUND RELATIVE TO THE LIPPER INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The fixed-income and international portions of the Fund have remained stable, with about 30% of assets invested in bonds and money market instruments and just more than 9% invested in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index through a low-cost exchange-traded fund.

         The remaining assets were in the U.S. stock market. Following the transition to Credit Suisse, the Fund focused on large-cap and value stocks, which proved mildly beneficial to performance. In December, it appeared that large-cap growth was the most undervalued portion of the U.S. equity market and conditions were in place to spark a new period for their outperformance. While maintaining some exposure to large-cap value and small-cap growth stocks, the Fund ultimately eliminated its position in small-cap value stocks and eliminated close to 100% of its position in real estate investment trusts (REITs). In aggregate, this proved to be a good decision, because large-cap growth has been among the best performing U.S. stock asset classes in 2007 and small-cap value and REITs have been among the worst.

WHAT'S THE FUND'S VIEW IN LIGHT OF THE RECENT MARKET VOLATILITY?

         We view the recent sell-off as a technical correction sparked by concerns over subprime lending and a corresponding credit crunch that could weaken several key market supports. These include private-equity transactions that require the issuance of debt and an appetite for risk that has driven continued outperformance by lower-quality stocks. While technical problems in the market can become fundamental and affect the economy and businesses, we believe this is unlikely to happen. If it did, we would expect the

         THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI-EAFE) INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALASIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        COMMENTARY on the Fund

         Federal Reserve Board (the Fed) to step in and cut rates. We continue to expect a soft landing for the economy and believe that high-quality large-cap stocks, particularly large-cap growth stocks, remain attractively valued and well positioned to outperform.

         We continue to monitor the situation carefully, and would likely shift assets from bonds to stocks if our current views are validated and the correction in stocks reaches certain levels. Further, we expect to continue to hold the international position, because it has provided good returns and a degree of diversification.

HOW DID THE FUND'S ALLOCATION TO THE U.S. BOND MARKET PERFORM?

         For the full reporting year, it performed very well, among the top 10% of the Lehman Brothers U.S. Aggregate Bond Index. This was largely a result of strong security selection within the corporate bond market, supported by USAA Investment Management Company's experienced research team. Additionally, the Fund's slightly long duration (a measure of interest-rate sensitivity) also helped performance.

ARE THERE CONCERNS ABOUT THE SUBPRIME ISSUE AND THE LIQUIDITY CRUNCH IN THE CORPORATE BOND MARKET?

         We have been aware of the potential for problems in the subprime area for well over a year and have avoided the types of bonds that were and are most directly vulnerable. In terms of corporate bonds, we are increasingly bullish, because the sell-off has once again made yields attractive when compared to Treasuries--remember that bond prices and yields move in opposite directions. While the subprime mess is creating problems on Wall Street, the problems are containable, in our opinion, and not fundamental--default rates are low and corporate balance sheets are strong.

         On behalf of USAA and the entire team of experts working on your behalf, we thank you for your ongoing investment in the Fund.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA FIRST START GROWTH FUND

                     [LOGO OF LIPPER LEADER TAX EFFICIENCY]

The Fund is listed as a Lipper Leader for Tax Efficiency of 510 funds within the Lipper Mixed-Asset Target Allocation Growth Funds category for the overall period ended July 31, 2007. The Fund received a Lipper Leader rating for Tax Efficiency among 510 and 394 funds for the three- and five-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of July 31, 2007. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FIRST START GROWTH FUND (Ticker Symbol: UFSGX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term capital growth with reduced volatility over time.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities when the Fund's managers believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, the Fund will generally invest between 20% and 80% of assets in bonds and money market instruments, depending on the managers' view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities.

--------------------------------------------------------------------------------
                                          7/31/07                    7/31/06
--------------------------------------------------------------------------------
Net Assets                             $220.3 Million             $222.4 Million
Net Asset Value Per Share                  $10.70                     $9.62

---------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/07
---------------------------------------------------------------------

1 YEAR                5 YEARS              SINCE INCEPTION ON 8/01/97
12.36%                 8.95%                        0.90%

----------------------------------
      EXPENSE RATIO*
----------------------------------
Before Reimbursement         2.21%
After Reimbursement          1.38%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.38%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                              LEHMAN BROTHERS         LIPPER                                 LIPPER
              RUSSELL 3000    U.S. AGGREGATE    FLEXIBLE PORTFOLIO     RUSSELL 1000     LARGE-CAP GROWTH   USAA FIRST START
                 INDEX          BOND INDEX          FUNDS INDEX        GROWTH INDEX       FUNDS INDEX        GROWTH FUND
 7/31/1997     $10,000.00       $10,000.00          $10,000.00          $10,000.00         $10,000.00        $10,000.00
 8/31/1997       9,594.41         9,914.70            9,685.83            9,414.70           9,454.60          9,470.00
 9/30/1997      10,138.45        10,060.93           10,096.04            9,877.99           9,976.81          9,930.00
10/31/1997       9,797.90        10,206.88            9,883.75            9,512.89           9,630.44          9,590.00
11/30/1997      10,173.04        10,253.88           10,062.67            9,916.95           9,844.50          9,860.00
12/31/1997      10,376.82        10,357.12           10,201.63           10,028.04           9,978.81          9,980.00
 1/31/1998      10,430.60        10,490.09           10,262.31           10,327.90          10,155.44         10,250.00
 2/28/1998      11,176.75        10,482.19           10,759.77           11,104.78          10,930.94         11,300.00
 3/31/1998      11,730.68        10,518.21           11,122.72           11,547.47          11,439.56         11,630.00
 4/30/1998      11,846.02        10,573.11           11,192.51           11,707.26          11,631.30         12,000.00
 5/31/1998      11,553.69        10,673.41           11,080.59           11,375.06          11,371.17         11,590.00
 6/30/1998      11,944.36        10,763.93           11,294.26           12,071.74          12,022.06         12,280.00
 7/31/1998      11,727.48        10,786.83           11,177.07           11,991.83          12,016.38         12,270.00
 8/31/1998       9,930.99        10,962.37           10,079.54           10,192.15          10,053.99         10,300.00
 9/30/1998      10,608.43        11,219.07           10,480.57           10,975.08          10,785.33         10,773.09
10/31/1998      11,413.67        11,159.75           10,977.30           11,857.16          11,480.91         11,851.41
11/30/1998      12,111.75        11,223.09           11,428.15           12,759.08          12,269.24         12,667.70
12/31/1998      12,881.56        11,256.83           11,886.50           13,909.56          13,618.34         14,018.12
 1/31/1999      13,319.17        11,337.17           12,115.53           14,726.31          14,502.45         14,693.32
 2/28/1999      12,847.39        11,139.26           11,781.60           14,053.56          13,907.12         14,380.91
 3/31/1999      13,318.80        11,200.99           12,075.02           14,793.71          14,697.66         15,338.30
 4/30/1999      13,919.98        11,236.48           12,429.69           14,812.62          14,747.89         15,388.69
 5/31/1999      13,655.42        11,138.06           12,211.72           14,357.39          14,259.33         15,066.20
 6/30/1999      14,345.51        11,102.57           12,567.53           15,363.05          15,250.52         16,164.67
 7/31/1999      13,910.53        11,055.30           12,344.53           14,874.79          14,771.90         15,560.01
 8/31/1999      13,752.35        11,049.68           12,231.97           15,117.84          14,774.95         15,267.75
 9/30/1999      13,400.86        11,177.96           12,099.18           14,800.26          14,625.02         14,792.07
10/31/1999      14,241.44        11,219.20           12,417.58           15,917.94          15,746.54         15,419.37
11/30/1999      14,640.01        11,218.40           12,552.50           16,776.78          16,524.77         16,026.43
12/31/1999      15,574.15        11,164.30           13,054.32           18,521.69          18,359.90         17,078.67
 1/31/2000      14,963.63        11,127.75           12,687.00           17,653.24          17,622.99         16,319.84
 2/29/2000      15,102.32        11,262.32           12,798.14           18,516.23          18,549.84         17,078.67
 3/31/2000      16,285.42        11,410.69           13,376.77           19,841.54          19,851.68         17,999.38
 4/30/2000      15,711.52        11,378.01           13,105.01           18,897.39          18,315.56         17,645.26
 5/31/2000      15,270.23        11,372.79           12,916.79           17,945.79          17,261.20         17,230.44
 6/30/2000      15,722.34        11,609.40           13,191.46           19,305.86          18,402.76         17,857.73
 7/31/2000      15,444.45        11,714.78           13,113.18           18,501.04          18,029.92         17,361.97
 8/31/2000      16,589.85        11,884.57           13,734.75           20,176.20          19,589.30         18,717.74
 9/30/2000      15,838.70        11,959.29           13,389.33           18,267.63          18,095.42         17,260.79
10/31/2000      15,613.18        12,038.43           13,320.31           17,403.25          17,138.59         16,380.55
11/30/2000      14,174.09        12,235.27           12,752.40           14,837.89          14,839.14         13,770.18
12/31/2000      14,412.28        12,462.24           12,970.30           14,368.39          14,746.91         14,276.07
 1/31/2001      14,905.31        12,666.04           13,184.13           15,361.05          15,176.02         15,125.95
 2/28/2001      13,543.44        12,776.38           12,457.55           12,753.17          12,826.54         12,363.82
 3/31/2001      12,660.60        12,840.52           11,906.06           11,365.40          11,493.94         11,008.05
 4/30/2001      13,675.92        12,787.23           12,509.35           12,802.82          12,727.91         12,424.53
 5/31/2001      13,785.76        12,864.36           12,596.59           12,614.40          12,631.13         12,151.35
 6/30/2001      13,531.56        12,912.96           12,408.30           12,322.26          12,267.17         11,847.82
 7/31/2001      13,308.55        13,201.66           12,348.84           12,014.30          11,827.52         10,997.94
 8/31/2001      12,522.86        13,352.84           11,885.56           11,031.84          10,928.42          9,955.81
 9/30/2001      11,418.03        13,508.44           11,165.68            9,930.40           9,829.56          8,225.69
10/31/2001      11,683.69        13,791.11           11,430.35           10,451.40          10,237.20          8,883.34
11/30/2001      12,583.60        13,600.97           11,927.27           11,455.42          11,175.23          9,712.99
12/31/2001      12,760.96        13,514.60           12,034.89           11,433.89          11,227.06          9,621.93
 1/31/2002      12,600.95        13,624.00           11,862.01           11,231.90          10,973.34          9,429.69
 2/28/2002      12,343.27        13,756.03           11,705.11           10,765.78          10,519.10          9,136.28
 3/31/2002      12,884.46        13,527.19           12,033.61           11,138.15          10,942.37          9,520.75
 4/30/2002      12,208.49        13,789.50           11,678.05           10,229.10          10,213.79          8,832.75
 5/31/2002      12,067.04        13,906.67           11,610.17            9,981.63          10,027.61          8,751.81
 6/30/2002      11,198.40        14,026.92           10,996.52            9,058.28           9,211.00          7,851.33
 7/31/2002      10,308.09        14,196.17           10,362.74            8,560.30           8,517.81          7,122.86
 8/31/2002      10,356.79        14,435.86           10,440.81            8,585.89           8,564.90          7,122.86
 9/30/2002       9,268.60        14,669.66            9,705.99            7,695.29           7,735.06          6,869.92
10/31/2002      10,006.62        14,602.84           10,200.40            8,401.19           8,330.48          7,132.98
11/30/2002      10,612.14        14,598.96           10,634.32            8,857.50           8,675.35          7,082.39
12/31/2002      10,012.18        14,900.51           10,264.97            8,245.66           8,070.88          6,768.74
 1/31/2003       9,767.19        14,913.23           10,089.32            8,045.58           7,884.69          6,667.56
 2/28/2003       9,606.50        15,119.58            9,988.36            8,008.63           7,799.97          6,586.62
 3/31/2003       9,707.52        15,107.93           10,052.91            8,157.68           7,946.26          6,788.97
 4/30/2003      10,500.22        15,232.60           10,627.37            8,760.83           8,528.13          7,143.09
 5/31/2003      11,134.05        15,516.61           11,149.46            9,198.13           8,945.86          7,527.57
 6/30/2003      11,284.31        15,485.81           11,264.23            9,324.78           9,019.94          7,659.10
 7/31/2003      11,543.17        14,965.19           11,317.17            9,556.81           9,281.53          7,962.63
 8/31/2003      11,798.97        15,064.55           11,548.47            9,794.50           9,509.88          8,154.86
 9/30/2003      11,670.87        15,463.32           11,559.07            9,689.65           9,307.45          8,104.27
10/31/2003      12,377.18        15,319.10           12,013.21           10,233.89           9,872.07          8,660.75
11/30/2003      12,547.66        15,355.79           12,139.60           10,341.04           9,966.00          8,630.39
12/31/2003      13,121.59        15,512.06           12,628.91           10,698.66          10,246.98          8,711.34
 1/31/2004      13,395.32        15,636.85           12,810.33           10,917.16          10,443.40          8,761.92
 2/29/2004      13,575.78        15,806.11           12,983.21           10,986.51          10,488.61          8,903.57
 3/31/2004      13,414.63        15,924.48           12,927.79           10,782.71          10,371.63          8,923.81
 4/30/2004      13,137.26        15,510.18           12,603.70           10,657.36          10,138.80          8,670.87
 5/31/2004      13,328.19        15,448.05           12,691.10           10,856.00          10,322.47          8,751.81
 6/30/2004      13,593.09        15,535.36           12,913.70           10,991.66          10,470.17          8,812.51
 7/31/2004      13,079.06        15,689.35           12,568.44           10,370.27           9,851.01          8,367.33
 8/31/2004      13,132.92        15,988.62           12,628.02           10,319.06           9,781.52          8,468.51
 9/30/2004      13,334.80        16,032.01           12,833.19           10,417.20          10,010.72          8,802.40
10/31/2004      13,553.82        16,166.45           13,009.15           10,579.67          10,131.38          8,741.69
11/30/2004      14,183.88        16,037.50           13,472.99           10,943.60          10,583.36          9,207.10
12/31/2004      14,689.27        16,185.06           13,828.86           11,372.68          11,010.66          9,702.87
 1/31/2005      14,298.03        16,286.69           13,608.00           10,993.42          10,631.70          9,358.87
 2/28/2005      14,612.78        16,190.55           13,864.54           11,110.42          10,701.29          9,429.69
 3/31/2005      14,365.61        16,107.40           13,618.51           10,907.99          10,506.34          9,308.28
 4/30/2005      14,053.50        16,325.39           13,369.66           10,700.27          10,277.95          9,277.93
 5/31/2005      14,586.00        16,502.01           13,678.20           11,217.97          10,848.43          9,652.28
 6/30/2005      14,687.90        16,592.00           13,778.60           11,176.62          10,870.07          9,763.58
 7/31/2005      15,290.47        16,440.95           14,219.47           11,722.88          11,416.65         10,107.58
 8/31/2005      15,144.71        16,651.72           14,218.90           11,571.90          11,294.83          9,945.69
 9/30/2005      15,277.21        16,480.19           14,425.26           11,625.18          11,430.05         10,198.64
10/31/2005      14,991.08        16,349.76           14,228.30           11,512.19          11,356.02         10,168.28
11/30/2005      15,574.24        16,422.07           14,569.70           12,008.89          11,875.80         10,653.93
12/31/2005      15,588.21        16,578.21           14,706.10           11,971.24          11,845.38         10,744.99
 1/31/2006      16,109.03        16,579.14           15,181.36           12,181.40          12,168.37         10,957.46
 2/28/2006      16,137.67        16,634.18           15,116.43           12,162.05          12,004.23         10,815.82
 3/31/2006      16,416.62        16,470.95           15,356.95           12,341.63          12,119.98         10,734.87
 4/30/2006      16,594.73        16,441.09           15,529.82           12,324.84          12,100.94         10,562.87
 5/31/2006      16,063.43        16,423.54           15,173.83           11,907.09          11,536.41          9,976.05
 6/30/2006      16,091.85        16,458.36           15,157.87           11,860.10          11,498.50          9,884.99
 7/31/2006      16,076.78        16,680.91           15,208.26           11,634.21          11,204.11          9,733.22
 8/31/2006      16,470.06        16,936.26           15,476.60           11,997.20          11,463.53          9,854.64
 9/30/2006      16,838.75        17,085.03           15,647.16           12,326.86          11,710.70         10,148.05
10/31/2006      17,444.90        17,198.05           16,060.25           12,760.19          12,063.03         10,360.52
11/30/2006      17,824.47        17,397.56           16,419.45           13,013.41          12,338.63         10,532.52
12/31/2006      18,037.93        17,296.60           16,584.20           13,057.47          12,403.90         10,640.24
 1/31/2007      18,381.27        17,289.50           16,781.16           13,393.13          12,724.05         10,783.33
 2/28/2007      18,079.74        17,556.11           16,715.63           13,141.38          12,436.83         10,670.90
 3/31/2007      18,267.92        17,556.64           16,872.56           13,212.66          12,530.42         10,752.67
 4/30/2007      18,997.67        17,651.31           17,398.89           13,834.71          13,039.14         11,089.97
 5/31/2007      19,689.99        17,517.54           17,790.42           14,332.41          13,480.70         11,304.61
 6/30/2007      19,321.23        17,465.72           17,709.72           14,118.47          13,353.56         11,161.52
 7/31/2007      18,662.32        17,611.41           17,530.48           13,899.59          13,184.11         10,936.65

                                                        [END CHART]

         *DATA FROM 7/31/97 THROUGH 7/31/07.

SEE NEXT PAGE FOR BENCHMARK DEFINITIONS.

THE PERFORMANCE OF THE RUSSELL 3000 INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX, RUSSELL 1000 GROWTH INDEX, AND LIPPER LARGE-CAP GROWTH FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The  graph  on  page  9  illustrates   the   comparison  of  a  $10,000
         hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

         o The unmanaged Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

         o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The unmanaged Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

         o The unmanaged Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

         o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

iShares MSCI EAFE Index Fund*                     9.5%

Exxon Mobil Corp.                                 2.1%

Microsoft Corp.                                   1.3%

Citigroup, Inc.                                   1.1%

General Electric Co.                              1.1%

International Business Machines Corp.             1.1%

Chevron Corp.                                     1.0%

Cisco Systems, Inc.                               1.0%

Johnson & Johnson                                 1.0%

Procter & Gamble Co.                              1.0%
------------------------------------------------------

         *PURSUANT TO A SECURITIES AND EXCHANGE COMMISSION (SEC) EXEMPTIVE ORDER
          AND A RELATED AGREEMENT WITH ISHARES TRUST (iSHARES), THE FUND MAY INVEST IN iSHARES IN AMOUNTS EXCEEDING LIMITS SET FORTH IN THE INVESTMENT COMPANY ACT OF 1940 THAT WOULD OTHERWISE BE APPLICABLE.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-33.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                SECTOR ASSET ALLOCATION
                       7/31/2007

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                       32.1%
Information Technology                           10.5%
Exchange-Traded Funds*                            9.5%
Energy                                            9.0%
Industrials                                       8.5%
Consumer Discretionary                            8.0%
Health Care                                       7.9%
Consumer Staples                                  4.6%
Utilities                                         4.3%
Telecommunication Services                        2.6%
Materials                                         2.0%
Money Market Instruments                          0.5%

                      [END CHART]

         *EXCHANGE-TRADED FUNDS (ETFS) ARE BASKETS OF SECURITIES AND ARE TRADED,
          LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFs REPRESENT MULTIPLE SECTORS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA FIRST START GROWTH FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         50.37% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended July 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         For the fiscal year ended July 31, 2007,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $1,832,000 as qualifying interest income.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA FIRST START GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA First Start Growth Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA First Start Growth Fund at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (69.4%)

              COMMON STOCKS (58.9%)

              CONSUMER DISCRETIONARY (6.3%)
              -----------------------------
              APPAREL RETAIL (0.8%)
     4,500    Abercrombie & Fitch Co. "A"                                                                   $    314
    32,100    American Eagle Outfitters, Inc.                                                                    779
       400    Ross Stores, Inc.                                                                                   12
    23,000    TJX Companies, Inc.                                                                                638
                                                                                                            --------
                                                                                                               1,743
                                                                                                            --------
              AUTO PARTS & EQUIPMENT (0.6%)
     7,200    Autoliv, Inc.                                                                                      403
     7,800    BorgWarner, Inc.                                                                                   674
       200    Johnson Controls, Inc.                                                                              23
     4,500    TRW Automotive Holdings Corp.*                                                                     148
                                                                                                            --------
                                                                                                               1,248
                                                                                                            --------
              BROADCASTING & CABLE TV (0.7%)
       284    Citadel Broadcasting Corp.                                                                           1
    35,100    DIRECTV Group, Inc.*                                                                               787
    18,200    EchoStar Communications Corp. "A"*                                                                 770
                                                                                                            --------
                                                                                                               1,558
                                                                                                            --------
              COMPUTER & ELECTRONICS RETAIL (0.3%)
    11,800    Best Buy Co., Inc.                                                                                 526
     5,300    RadioShack Corp.                                                                                   133
                                                                                                            --------
                                                                                                                 659
                                                                                                            --------
              DEPARTMENT STORES (0.3%)
    12,000    Kohl's Corp.*                                                                                      730
                                                                                                            --------
              FOOTWEAR (0.4%)
    16,300    NIKE, Inc. "B"                                                                                     920
                                                                                                            --------
              GENERAL MERCHANDISE STORES (0.0%)
       500    Target Corp.                                                                                        30
                                                                                                            --------
              HOME IMPROVEMENT RETAIL (0.5%)
     2,900    Lowe's Companies, Inc.                                                                              81
    13,600    Sherwin-Williams Co.                                                                               948
                                                                                                            --------
                                                                                                               1,029
                                                                                                            --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              HOTELS, RESORTS, & CRUISE LINES (0.0%)
       700    Wyndham Worldwide Corp.*                                                                      $     24
                                                                                                            --------
              HOUSEHOLD APPLIANCES (0.4%)
     8,100    Whirlpool Corp.                                                                                    827
                                                                                                            --------
              HOUSEWARES & SPECIALTIES (0.4%)
    27,800    American Greetings Corp.                                                                           687
     2,900    Jarden Corp.*                                                                                      105
                                                                                                            --------
                                                                                                                 792
                                                                                                            --------
              INTERNET RETAIL (0.3%)
       500    Expedia, Inc.*                                                                                      13
    31,400    Netflix, Inc.*                                                                                     541
       500    NutriSystem, Inc.*                                                                                  28
                                                                                                            --------
                                                                                                                 582
                                                                                                            --------
              LEISURE PRODUCTS (0.2%)
    15,300    Hasbro, Inc.                                                                                       429
     5,500    Mattel, Inc.                                                                                       126
                                                                                                            --------
                                                                                                                 555
                                                                                                            --------
              MOVIES & ENTERTAINMENT (1.1%)
    27,800    News Corp. "A"                                                                                     587
    21,900    Regal Entertainment Group "A"                                                                      469
    10,600    Time Warner, Inc.                                                                                  204
    37,100    Walt Disney Co.                                                                                  1,224
                                                                                                            --------
                                                                                                               2,484
                                                                                                            --------
              RESTAURANTS (0.1%)
    10,250    Brinker International, Inc.                                                                        276
                                                                                                            --------
              SPECIALTY STORES (0.2%)
     1,600    Office Depot, Inc.*                                                                                 40
    20,600    Staples, Inc.                                                                                      474
                                                                                                            --------
                                                                                                                 514
                                                                                                            --------
              Total Consumer Discretionary                                                                    13,971
                                                                                                            --------
              CONSUMER STAPLES (4.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
    19,600    Corn Products International, Inc.                                                                  875
                                                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              FOOD DISTRIBUTORS (0.1%)
     5,100    Sysco Corp.                                                                                   $    163
                                                                                                            --------
              FOOD RETAIL (0.7%)
    30,400    Kroger Co.                                                                                         789
    25,300    Safeway, Inc.                                                                                      806
                                                                                                            --------
                                                                                                               1,595
                                                                                                            --------
              HOUSEHOLD PRODUCTS (1.3%)
     1,700    Energizer Holdings, Inc.*                                                                          172
     6,400    Kimberly-Clark Corp.                                                                               430
    38,600    Procter & Gamble Co.                                                                             2,388
                                                                                                            --------
                                                                                                               2,990
                                                                                                            --------
              HYPERMARKETS & SUPER CENTERS (0.5%)
    22,600    Wal-Mart Stores, Inc.                                                                            1,038
                                                                                                            --------
              PACKAGED FOODS & MEAT (0.2%)
     6,800    General Mills, Inc.                                                                                378
                                                                                                            --------
              PERSONAL PRODUCTS (0.1%)
     4,000    NBTY, Inc.*                                                                                        174
                                                                                                            --------
              SOFT DRINKS (1.1%)
     6,200    Coca-Cola Co.                                                                                      323
    24,000    Pepsi Bottling Group, Inc.                                                                         803
    20,600    PepsiCo, Inc.                                                                                    1,352
                                                                                                            --------
                                                                                                               2,478
                                                                                                            --------
              Total Consumer Staples                                                                           9,691
                                                                                                            --------
              ENERGY (6.9%)
              -------------
              INTEGRATED OIL & GAS (4.6%)
    25,100    Chevron Corp.                                                                                    2,140
    17,000    ConocoPhillips                                                                                   1,374
    53,900    Exxon Mobil Corp.                                                                                4,589
    15,800    Marathon Oil Corp.                                                                                 872
    18,700    Occidental Petroleum Corp.                                                                       1,061
                                                                                                            --------
                                                                                                              10,036
                                                                                                            --------
              OIL & GAS DRILLING (1.2%)
    15,300    ENSCO International, Inc.                                                                          934
    11,700    GlobalSantaFe Corp.                                                                                839

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
     2,100    Noble Corp.                                                                                   $    215
    13,800    Unit Corp.*                                                                                        760
                                                                                                            --------
                                                                                                               2,748
                                                                                                            --------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
       600    Grant Prideco, Inc.*                                                                                34
    19,000    Halliburton Co.                                                                                    684
     1,000    National-Oilwell Varco, Inc.*                                                                      120
     2,500    Schlumberger Ltd.                                                                                  237
     1,200    Tidewater, Inc.                                                                                     82
                                                                                                            --------
                                                                                                               1,157
                                                                                                            --------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     6,400    Cimarex Energy Co.                                                                                 242
       500    Noble Energy, Inc.                                                                                  31
     1,000    XTO Energy, Inc.                                                                                    54
                                                                                                            --------
                                                                                                                 327
                                                                                                            --------
              OIL & GAS REFINING & MARKETING (0.5%)
       200    Holly Corp.                                                                                         13
     1,100    Tesoro Corp.                                                                                        55
    14,100    Valero Energy Corp.                                                                                945
                                                                                                            --------
                                                                                                               1,013
                                                                                                            --------
              Total Energy                                                                                    15,281
                                                                                                            --------
              FINANCIALS (10.6%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    13,301    Bank New York Mellon Corp.                                                                         566
       300    Eaton Vance Corp.                                                                                   12
     4,200    Franklin Resources, Inc.                                                                           535
     1,800    State Street Corp.                                                                                 121
                                                                                                            --------
                                                                                                               1,234
                                                                                                            --------
              CONSUMER FINANCE (0.1%)
       700    American Express Co.                                                                                41
     9,300    Discover Financial Services*                                                                       214
                                                                                                            --------
                                                                                                                 255
                                                                                                            --------
              DIVERSIFIED BANKS (0.7%)
     2,300    Wachovia Corp.                                                                                     109
    43,900    Wells Fargo & Co.                                                                                1,482
                                                                                                            --------
                                                                                                               1,591
                                                                                                            --------

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                   (continued)

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JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              INVESTMENT BANKING & BROKERAGE (2.1%)
     7,200    Goldman Sachs Group, Inc.                                                                     $  1,356
    15,600    Lehman Brothers Holdings, Inc.                                                                     967
    15,600    Merrill Lynch & Co., Inc.                                                                        1,158
    18,900    Morgan Stanley                                                                                   1,207
                                                                                                            --------
                                                                                                               4,688
                                                                                                            --------
              LIFE & HEALTH INSURANCE (0.7%)
       100    Principal Financial Group, Inc.                                                                      6
    12,200    Prudential Financial, Inc.                                                                       1,081
     5,800    Torchmark Corp.                                                                                    357
                                                                                                            --------
                                                                                                               1,444
                                                                                                            --------
              MULTI-LINE INSURANCE (1.3%)
    11,400    American International Group, Inc.                                                                 732
     5,000    Assurant, Inc.                                                                                     253
    11,300    Genworth Financial, Inc. "A"                                                                       345
    10,300    Hartford Financial Services Group, Inc.                                                            946
    22,200    HCC Insurance Holdings, Inc.                                                                       650
                                                                                                            --------
                                                                                                               2,926
                                                                                                            --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.6%)
    34,800    Bank of America Corp.                                                                            1,650
    50,300    Citigroup, Inc.                                                                                  2,343
    39,700    JPMorgan Chase & Co.                                                                             1,747
                                                                                                            --------
                                                                                                               5,740
                                                                                                            --------
              PROPERTY & CASUALTY INSURANCE (0.8%)
    11,100    Axis Capital Holdings Ltd.                                                                         409
    17,800    W.R. Berkley Corp.                                                                                 524
    10,200    XL Capital Ltd. "A"                                                                                794
                                                                                                            --------
                                                                                                               1,727
                                                                                                            --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
       700    CB Richard Ellis Group, Inc. "A"*                                                                   25
     3,800    Jones Lang LaSalle, Inc.                                                                           417
                                                                                                            --------
                                                                                                                 442
                                                                                                            --------
              REGIONAL BANKS (0.3%)
    10,300    PNC Financial Services Group, Inc.                                                                 687
                                                                                                            --------
              REINSURANCE (0.9%)
    19,100    Endurance Specialty Holdings Ltd.                                                                  715
     9,600    PartnerRe Ltd.                                                                                     682

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                   (continued)

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
                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
     8,800    Reinsurance Group of America, Inc.                                                            $    469
       700    Transatlantic Holdings, Inc.                                                                        51
                                                                                                            --------
                                                                                                               1,917
                                                                                                            --------
              REITs - INDUSTRIAL (0.1%)
     3,100    ProLogis                                                                                           176
                                                                                                            --------
              SPECIALIZED FINANCE (0.0%)
      500     Moody's Corp.                                                                                       27
                                                                                                            --------
              THRIFTS & MORTGAGE FINANCE (0.2%)
    10,900    Countrywide Financial Corp.                                                                        307
     2,800    Freddie Mac(a)                                                                                     160
                                                                                                            --------
                                                                                                                 467
                                                                                                            --------
              Total Financials                                                                                23,321
                                                                                                            --------
              HEALTH CARE (7.9%)
              ------------------
              BIOTECHNOLOGY (0.9%)
    22,000    Amgen, Inc.*                                                                                     1,182
     4,000    Cephalon, Inc.*                                                                                    300
       600    Genentech, Inc.*                                                                                    45
     7,100    Genzyme Corp.*                                                                                     448
                                                                                                            --------
                                                                                                               1,975
                                                                                                            --------
              HEALTH CARE DISTRIBUTORS (0.4%)
    15,200    McKesson Corp.                                                                                     878
                                                                                                            --------
              HEALTH CARE EQUIPMENT (0.9%)
    12,000    Baxter International, Inc.                                                                         631
    13,400    Becton, Dickinson & Co.                                                                          1,023
     1,900    C.R. Bard, Inc.                                                                                    149
       300    Edwards Lifesciences Corp.*                                                                         14
     2,500    Medtronic, Inc.                                                                                    127
                                                                                                            --------
                                                                                                               1,944
                                                                                                            --------
              HEALTH CARE SERVICES (0.0%)
      100     Laboratory Corp. of America Holdings*                                                                7
                                                                                                            --------
              HEALTH CARE SUPPLIES (0.0%)
     1,950    Covidien Ltd.*                                                                                      80
                                                                                                            --------

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                   (continued)

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JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (2.0%)
    19,000    Aetna, Inc.                                                                                   $    913
     9,300    Coventry Health Care, Inc.*                                                                        519
    14,900    Humana, Inc.*                                                                                      955
    24,900    UnitedHealth Group, Inc.                                                                         1,206
     5,200    WellCare Health Plans, Inc.*                                                                       527
     3,300    WellPoint, Inc.*                                                                                   248
                                                                                                            --------
                                                                                                               4,368
                                                                                                            --------
              PHARMACEUTICALS (3.7%)
       800    Abbott Laboratories                                                                                 41
    20,500    Bristol-Myers Squibb Co.                                                                           582
       500    Eli Lilly and Co.                                                                                   27
    19,800    Forest Laboratories, Inc.*                                                                         796
    37,800    Johnson & Johnson                                                                                2,287
     5,200    Merck & Co., Inc.                                                                                  258
    45,000    Mylan Laboratories, Inc.                                                                           721
    82,900    Pfizer, Inc.                                                                                     1,949
    34,400    Schering-Plough Corp.                                                                              982
       700    Sepracor, Inc.*                                                                                     20
    12,200    Watson Pharmaceuticals, Inc.*                                                                      371
       300    Wyeth                                                                                               15
                                                                                                            --------
                                                                                                               8,049
                                                                                                            --------
              Total Health Care                                                                               17,301
                                                                                                            --------
              INDUSTRIALS (7.5%)
              ------------------
              AEROSPACE & DEFENSE (2.5%)
    14,200    Boeing Co.                                                                                       1,469
    15,500    Honeywell International, Inc.                                                                      891
     9,500    L-3 Communications Holdings, Inc.                                                                  927
    10,600    Lockheed Martin Corp.                                                                            1,044
    18,300    Raytheon Co.                                                                                     1,013
       600    United Technologies Corp.                                                                           44
                                                                                                            --------
                                                                                                               5,388
                                                                                                            --------
              AIR FREIGHT & LOGISTICS (0.5%)
     9,200    FedEx Corp.                                                                                      1,019
       200    United Parcel Service, Inc. "B"                                                                     15
                                                                                                            --------
                                                                                                               1,034
                                                                                                            --------

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                   (continued)

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JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              AIRLINES (0.2%)
     9,200    AMR Corp.*                                                                                    $    227
     9,100    Continental Airlines, Inc. "B"*                                                                    287
                                                                                                            --------
                                                                                                                 514
                                                                                                            --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
    13,000    Caterpillar, Inc.                                                                                1,024
     8,500    Cummins, Inc.                                                                                    1,009
     2,700    Manitowoc Co., Inc.                                                                                210
                                                                                                            --------
                                                                                                               2,243
                                                                                                            --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
     1,950    Tyco Electronics Ltd.*                                                                              70
                                                                                                            --------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
    23,700    Kelly Services, Inc.                                                                               589
       500    Manpower, Inc.                                                                                      39
                                                                                                            --------
                                                                                                                 628
                                                                                                            --------
              INDUSTRIAL CONGLOMERATES (1.2%)
       950    3M Co.                                                                                              85
    62,000    General Electric Co.                                                                             2,403
     1,950    Tyco International Ltd.                                                                             92
                                                                                                            --------
                                                                                                               2,580
                                                                                                            --------
              INDUSTRIAL MACHINERY (0.7%)
     1,800    Dover Corp.                                                                                         92
     6,200    Eaton Corp.                                                                                        603
     3,800    Gardner Denver, Inc.*                                                                              158
       200    Lincoln Electric Holdings, Inc.                                                                     14
     7,400    Parker-Hannifin Corp.                                                                              730
                                                                                                            --------
                                                                                                               1,597
                                                                                                            --------
              OFFICE SERVICES & SUPPLIES (0.3%)
    40,000    Steelcase, Inc.                                                                                    696
                                                                                                            --------
              RAILROADS (0.5%)
     2,700    Norfolk Southern Corp.                                                                             145
     7,400    Union Pacific Corp.                                                                                882
                                                                                                            --------
                                                                                                               1,027
                                                                                                            --------

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                   (continued)

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JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              TRUCKING (0.3%)
    14,200    Hertz Global Holdings, Inc.*                                                                  $    318
     5,100    Ryder System, Inc.                                                                                 277
     2,800    YRC Worldwide, Inc.*                                                                                90
                                                                                                            --------
                                                                                                                 685
                                                                                                            --------
              Total Industrials                                                                               16,462
                                                                                                            --------
              INFORMATION TECHNOLOGY (10.5%)
              ------------------------------
              APPLICATION SOFTWARE (0.4%)
     3,900    Autodesk, Inc.*                                                                                    165
    25,400    Synopsys, Inc.*                                                                                    622
                                                                                                            --------
                                                                                                                 787
                                                                                                            --------
              COMMUNICATIONS EQUIPMENT (1.4%)
    76,600    Cisco Systems, Inc.*                                                                             2,215
     1,000    Corning, Inc.*                                                                                      24
    15,800    Harris Corp.                                                                                       867
     1,400    QUALCOMM, Inc.                                                                                      58
                                                                                                            --------
                                                                                                               3,164
                                                                                                            --------
              COMPUTER HARDWARE (2.1%)
     2,500    Apple, Inc.*                                                                                       329
     2,700    Dell, Inc.*                                                                                         75
    41,900    Hewlett-Packard Co.                                                                              1,929
    20,900    International Business Machines Corp.                                                            2,313
                                                                                                            --------
                                                                                                               4,646
                                                                                                            --------
              COMPUTER STORAGE & PERIPHERALS (0.7%)
    22,900    Network Appliance, Inc.*                                                                           649
     1,700    QLogic Corp.*                                                                                       23
    36,300    Western Digital Corp.*                                                                             775
                                                                                                            --------
                                                                                                               1,447
                                                                                                            --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    13,600    Computer Sciences Corp.*                                                                           757
    33,700    Electronic Data Systems Corp.                                                                      910
     1,200    Fiserv, Inc.*                                                                                       59
       500    Hewitt Associates, Inc.*                                                                            15
       900    Total System Services, Inc.                                                                         26
    15,400    Western Union Co.                                                                                  307
                                                                                                            --------
                                                                                                               2,074
                                                                                                            --------

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JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (0.4%)
    11,000    eBay, Inc.*                                                                                   $    356
     1,200    Google, Inc. "A"*                                                                                  612
                                                                                                            --------
                                                                                                                 968
                                                                                                            --------
              IT CONSULTING & OTHER SERVICES (0.5%)
    25,300    Accenture Ltd. "A"                                                                               1,066
                                                                                                            --------
              SEMICONDUCTOR EQUIPMENT (1.0%)
    50,300    Applied Materials, Inc.                                                                          1,108
     6,800    Lam Research Corp.*                                                                                393
       500    MEMC Electronic Materials, Inc.*                                                                    31
    12,900    Novellus Systems, Inc.*                                                                            368
    23,700    Teradyne, Inc.*                                                                                    372
                                                                                                            --------
                                                                                                               2,272
                                                                                                            --------
              SEMICONDUCTORS (1.5%)
    61,700    Atmel Corp.*                                                                                       332
    80,900    Intel Corp.                                                                                      1,911
    32,500    Texas Instruments, Inc.                                                                          1,144
                                                                                                            --------
                                                                                                               3,387
                                                                                                            --------
              SYSTEMS SOFTWARE (1.5%)
       500    BMC Software, Inc.*                                                                                 14
   104,300    Microsoft Corp.                                                                                  3,024
    10,000    Oracle Corp.*                                                                                      191
     7,800    Symantec Corp.*                                                                                    150
                                                                                                            --------
                                                                                                               3,379
                                                                                                            --------
              TECHNOLOGY DISTRIBUTORS (0.0%)
      700     Avnet, Inc.*                                                                                        26
                                                                                                            --------
              Total Information Technology                                                                    23,216
                                                                                                            --------
              MATERIALS (1.3%)
              ----------------
              DIVERSIFIED CHEMICALS (0.4%)
     4,800    Ashland, Inc.                                                                                      293
    13,300    Dow Chemical Co.                                                                                   578
     1,200    PPG Industries, Inc.                                                                                92
                                                                                                            --------
                                                                                                                 963
                                                                                                            --------
              DIVERSIFIED METALS & MINING (0.2%)
     3,829    Freeport-McMoRan Copper & Gold, Inc. "B"                                                           360
                                                                                                            --------

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                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.1%)
     3,800    International Paper Co.                                                                       $    141
                                                                                                            --------
              SPECIALTY CHEMICALS (0.3%)
     9,600    Albemarle Corp.                                                                                    386
     2,400    Lubrizol Corp.                                                                                     150
       600    Rohm & Haas Co.                                                                                     34
                                                                                                            --------
                                                                                                                 570
                                                                                                            --------
              STEEL (0.3%)
       500    Carpenter Technology Corp.                                                                          59
     5,900    Nucor Corp.                                                                                        296
     3,700    United States Steel Corp.                                                                          364
                                                                                                            --------
                                                                                                                 719
                                                                                                            --------
              Total Materials                                                                                  2,753
                                                                                                            --------
              TELECOMMUNICATION SERVICES (2.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
    52,495    AT&T, Inc.                                                                                       2,056
    61,000    Qwest Communications International, Inc.*                                                          520
    24,000    Verizon Communications, Inc.                                                                     1,023
                                                                                                            --------
                                                                                                               3,599
                                                                                                            --------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     9,500    Telephone & Data Systems, Inc.                                                                     631
     3,900    United States Cellular Corp.*                                                                      378
                                                                                                            --------
                                                                                                               1,009
                                                                                                            --------
              Total Telecommunication Services                                                                 4,608
                                                                                                            --------
              UTILITIES (1.4%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
     3,700    Edison International                                                                               196
    11,200    FirstEnergy Corp.                                                                                  680
     8,300    FPL Group, Inc.                                                                                    479
       900    Pepco Holdings, Inc.                                                                                24
                                                                                                            --------
                                                                                                               1,379
                                                                                                            --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     8,400    Constellation Energy Group, Inc.                                                                   704
                                                                                                            --------

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                   (continued)

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JULY 31, 2007

                                                                                                              MARKET
    NUMBER                                                                                                     VALUE
 OF SHARES    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.5%)
       800    CenterPoint Energy, Inc.                                                                      $     13
    10,100    DTE Energy Co.                                                                                     468
    13,800    PG&E Corp.                                                                                         591
       400    Public Service Enterprise Group, Inc.                                                               35
                                                                                                            --------
                                                                                                               1,107
                                                                                                            --------
              Total Utilities                                                                                  3,190
                                                                                                            --------
              Total Common Stocks (cost: $124,603)                                                           129,794
                                                                                                            --------

 PRINCIPAL
    AMOUNT
   $(000)/
    SHARES
----------
              PREFERRED SECURITIES (1.0%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
     5,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)                         509
                                                                                                            --------
              FINANCIALS (0.8%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     2,500    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                             263
                                                                                                            --------
              REINSURANCE (0.5%)
       500    Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual(b)                                   505
      $500    Swiss Re Capital I L.P., 6.85%, perpetual(b)                                                       499
                                                                                                            --------
                                                                                                               1,004
                                                                                                            --------
              THRIFTS & MORTGAGE FINANCE (0.2%)
    20,000    IndyMac Bank, F.S.B., 8.50%(b)                                                                     431
     1,000    Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual                           51
                                                                                                            --------
                                                                                                                 482
                                                                                                            --------
              Total Financials                                                                                 1,749
                                                                                                            --------
              Total Preferred Securities (cost: $2,343)                                                        2,258
                                                                                                            --------
              EXCHANGE-TRADED FUNDS (9.5%)
   265,000    iShares MSCI EAFE Index Fund (cost: $18,069)                                                    20,922
                                                                                                            --------
              Total Equity Securities (cost: $145,015)                                                       152,974
                                                                                                            --------

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                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

 PRINCIPAL                                                                                                    MARKET
    AMOUNT                                                             COUPON                                  VALUE
     (000)    SECURITY                                                   RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------------------
              BONDS (29.6%)

              CORPORATE OBLIGATIONS (15.7%)

              CONSUMER DISCRETIONARY (1.7%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    $  250    Kellwood Co., Debentures                                   7.63%          10/15/2017          $    245
                                                                                                            --------
              BROADCASTING & CABLE TV (0.5%)
     1,000    Univision Communications, Inc., Senior Notes               3.50           10/15/2007               994
                                                                                                            --------
              HOMEBUILDING (0.7%)
       500    Centex Corp., Notes                                        7.50            1/15/2012               505
     1,000    Lennar Corp., Senior Notes                                 7.63            3/01/2009             1,024
                                                                                                            --------
                                                                                                               1,529
                                                                                                            --------
              HOUSEHOLD APPLIANCES (0.2%)
       500    Stanley Works Capital Trust I, Bonds                       5.90           12/01/2045               468
                                                                                                            --------
              PUBLISHING (0.2%)
       500    Scholastic Corp., Notes                                    5.00            4/15/2013               439
                                                                                                            --------
              Total Consumer Discretionary                                                                     3,675
                                                                                                            --------
              ENERGY (1.5%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
       500    Seacor Holdings, Inc., Senior Notes                        5.88           10/01/2012               492
                                                                                                            --------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       500    Sabine Pass LNG, LP, Secured Notes(b)                      7.25           11/30/2013               479
     1,000    Southwestern Energy Co., MTN                               7.63            5/01/2027             1,034
                                                                                                            --------
                                                                                                               1,513
                                                                                                            --------
              OIL & GAS REFINING & MARKETING (0.4%)
       750    Premcor Refining Group, Inc., Senior Notes                 7.50            6/15/2015               775
                                                                                                            --------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       575    K N Capital Trust III, Subordinated Debentures             7.63            4/15/2028               542
                                                                                                            --------
              Total Energy                                                                                     3,322
                                                                                                            --------

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==================--------------------------------------------------------------
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                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

 PRINCIPAL                                                                                                    MARKET
    AMOUNT                                                             COUPON                                  VALUE
     (000)    SECURITY                                                   RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------------------
              FINANCIALS (7.6%)
              -----------------
              CONSUMER FINANCE (0.4%)
    $1,000    HSBC Finance Corp., Notes                                  5.50%           1/19/2016          $    953
                                                                                                            --------
              LIFE & HEALTH INSURANCE (1.0%)
     1,000    Great-West Life & Annuity Insurance Co., Bonds(b)          7.15            5/16/2046             1,013
     1,000    Prudential Holdings, LLC, Bonds(b)                         8.70           12/18/2023             1,232
                                                                                                            --------
                                                                                                               2,245
                                                                                                            --------
              MULTI-LINE INSURANCE (0.5%)
       500    Oil Casualty Insurance Ltd., Subordinated Debentures(b)    8.00            9/15/2034               490
       500    Oil Insurance Ltd., Notes(b)                               7.56                    -(c)            517
                                                                                                            --------
                                                                                                               1,007
                                                                                                            --------
              MULTI-SECTOR HOLDINGS (0.2%)
       500    Leucadia National Corp., Senior Notes                      7.00            8/15/2013               472
                                                                                                            --------
              PROPERTY & CASUALTY INSURANCE (1.6%)
       500    Fidelity National Title Group, Inc., Notes                 5.25            3/15/2013               480
       500    Fund American Companies, Inc., Notes                       5.88            5/15/2013               490
              Markel Corp.,
       500      Senior Notes                                             6.80            2/15/2013               511
       500      Senior Notes                                             7.35            8/15/2034               512
       500    Ohio Casualty Corp., Notes                                 7.30            6/15/2014               534
       500    Travelers Companies, Inc., Junior
                Subordinated Debentures                                  6.25            3/15/2067               471
       500    XL Capital Ltd., Notes, Series E                           6.50                    -(c)            447
                                                                                                            --------
                                                                                                               3,445
                                                                                                            --------
              REGIONAL BANKS (2.2%)
       981    Colonial Bank, N.A., Subordinated Notes                    8.00            3/15/2009             1,018
     1,000    First Republic Bank Corp., Subordinated Notes              7.75            9/15/2012             1,075
     1,000    Fulton Capital Trust I, Notes                              6.29            2/01/2036               938
       500    Popular North America Capital Trust I, Bonds               6.56            9/15/2034               457
       500    Regions Financing Trust II, Trust Preferred
                Securities, Bonds                                        6.63            5/15/2047               480
     1,000    TCF National Bank, Subordinated Notes                      5.50            2/01/2016               972
                                                                                                            --------
                                                                                                               4,940
                                                                                                            --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

 PRINCIPAL                                                                                                    MARKET
    AMOUNT                                                             COUPON                                  VALUE
     (000)    SECURITY                                                   RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------------------
              REITs - DIVERSIFIED (0.4%)
    $1,000    Washington REIT, Senior Notes                              5.25%           1/15/2014          $    985
                                                                                                            --------
              THRIFTS & MORTGAGE FINANCE (1.3%)
     1,000    Countrywide Financial Corp., MTN, Series A, Bonds          4.50            6/15/2010               955
       870    Independence Community Bank Corp., Subordinated Notes      3.75(d)         4/01/2014               845
       500    Washington Mutual Preferred Funding Trust I, Bonds,
                Series A-1(b)                                            6.53                    -(c)            487
       500    Webster Capital Trust IV, Bonds                            7.65            6/15/2037               495
                                                                                                            --------
                                                                                                               2,782
                                                                                                            --------
              Total Financials                                                                                16,829
                                                                                                            --------
              INDUSTRIALS (1.0%)
              ------------------
              BUILDING PRODUCTS (0.2%)
       500    USG Corp., Senior Notes                                    6.30           11/15/2016               495
                                                                                                            --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       750    Ametek, Inc., Senior Notes                                 7.20            7/15/2008               758
                                                                                                            --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
       500    Allied Waste North America, Inc., Senior Notes, Series B   5.75            2/15/2011               472
                                                                                                            --------
              TRUCKING (0.2%)
       500    Roadway Corp., Senior Notes                                8.25           12/01/2008               516
                                                                                                            --------
              Total Industrials                                                                                2,241
                                                                                                            --------
              MATERIALS (0.5%)
              ----------------
              DIVERSIFIED CHEMICALS (0.5%)
     1,000    ICI Wilmington, Inc., Notes                                4.38           12/01/2008               983
                                                                                                            --------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     1,000    US Unwired, Inc., Secured Notes                           10.00            6/15/2012             1,082
                                                                                                            --------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

 PRINCIPAL                                                                                                    MARKET
    AMOUNT                                                             COUPON                                  VALUE
     (000)    SECURITY                                                   RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------------------
              UTILITIES (2.9%)
              ----------------
              ELECTRIC UTILITIES (2.9%)
    $  500    Black Hills Corp., Notes                                   6.50%           5/15/2013          $    499
     1,000    Entergy Louisiana, Inc., First Mortgage Bonds              5.83           11/01/2010               998
     1,000    Entergy Mississippi, Inc., First Mortgage Bonds            5.92            2/01/2016               984
     1,000    Monongahela Power Co., Notes, Series A                     7.36            1/15/2010             1,048
       500    Nevada Power Co., Notes, Series O                          6.50            5/15/2018               505
       508    Oglethorpe Power Corp., Senior Secured Facility Bonds      6.97            6/30/2011               521
       329    Power Contract Financing, Senior Notes(b)                  6.26            2/01/2010               332
     1,000    PPL Capital Funding, Inc., Junior Guaranteed
                Subordinated Notes, Series A                             6.70            3/30/2067               942
       598    Texas-New Mexico Power Co., Notes                          6.13            6/01/2008               600
                                                                                                            --------
              Total Utilities                                                                                  6,429
                                                                                                            --------
              Total Corporate Obligations (cost: $35,201)                                                     34,561
                                                                                                            --------
              EURODOLLAR AND YANKEE OBLIGATIONS (5.4%)

              ENERGY (0.6%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
       500    Nakilat, Inc., Secured Bonds(b)                            6.07           12/31/2033               479
       375    PEMEX Finance Ltd., Notes                                  9.03            2/15/2011               396
       500    Trans-Canada Pipelines Ltd., Junior Subordinated Notes     6.35            5/15/2067               469
                                                                                                            --------
              Total Energy                                                                                     1,344
                                                                                                            --------
              FINANCIALS (4.6%)
              -----------------
              DIVERSIFIED BANKS (2.3%)
     1,000    BOI Capital Funding Number 3 LP,
                Guaranteed Bonds(b)                                      6.11                    -(c)            899
       500    Lloyds TSB Group plc, Bonds(b)                             6.27                    -(c)            450
       500    Mizuho Capital Investment 1 Ltd.,
                Subordinated Bonds(b)                                    6.69                    -(c)            494
     1,000    National Capital Trust II, Subordinated Notes(b)           5.49                    -(c)            943
       880    Nordea Bank AB, Subordinated Notes(b)                      5.42                    -(c)            826
       500    Skandinaviska Enskilda Banken AB, Bonds(b)                 5.47                    -(c)            472
       500    Standard Chartered plc, Subordinated Notes(b)              6.41            1/30/2017               457
       500    Sumitomo Mitsui Financial Group
                Preferred Capital, Bonds(b)                              6.08                    -(c)            481
                                                                                                            --------
                                                                                                               5,022
                                                                                                            --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

 PRINCIPAL                                                                                                    MARKET
    AMOUNT                                                             COUPON                                  VALUE
     (000)    SECURITY                                                   RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.2%)
    $  500    AXA S.A., Subordinated Notes(b)                            6.46%                   -(c)       $    447
                                                                                                            --------
              MULTI-LINE INSURANCE (0.5%)
     1,000    ING Capital Funding Trust III, Guaranteed Bonds            8.44                    -(c)          1,085
                                                                                                            --------
              PROPERTY & CASUALTY INSURANCE (0.4%)
       500    Allied World Assurance Holdings Ltd.,
                Senior Notes                                             7.50            8/01/2016               525
       500    Catlin Insurance Co. Ltd., Notes(b)                        7.25                    -(c)            460
                                                                                                            --------
                                                                                                                 985
                                                                                                            --------
              REGIONAL BANKS (0.5%)
     1,000    Glitnir Banki hf, Notes(b)                                 7.45                    -(c)          1,033
                                                                                                            --------
              REINSURANCE (0.5%)
       500    Montpelier Re Holdings Ltd., Senior Notes                  6.13            8/15/2013               488
       500    Platinum Underwriters Finance, Inc., Notes,
                Series B                                                 7.50            6/01/2017               525
                                                                                                            --------
                                                                                                               1,013
                                                                                                            --------
              SPECIALIZED FINANCE (0.2%)
       500    QBE Capital Funding II LP, Guaranteed Bonds(b)             6.80                    -(c)            468
                                                                                                            --------
              Total Financials                                                                                10,053
                                                                                                            --------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.2%)
       500    Glencore Finance S.A., Senior MTN                          8.00                    -(c)            499
                                                                                                            --------
              Total Eurodollar and Yankee Obligations (cost: $12,294)                                         11,896
                                                                                                            --------
              ASSET-BACKED SECURITIES (1.8%)

              FINANCIALS (1.8%)
              -----------------
              ASSET-BACKED FINANCING (1.8%)
       297    Aerco Ltd., Series 2A, Class A4(b)                         5.84(d)         7/15/2025               298
     1,000    ARG Funding Corp., Series 2005-1A, Class A3(b)             4.29            4/20/2011               979
     1,000    Banc of America Mortgage Securities, Inc.,
                Series 2004-F, Class 2A6                                 4.14            7/25/2034               981

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

 PRINCIPAL                                                                                                    MARKET
    AMOUNT                                                             COUPON                                  VALUE
     (000)    SECURITY                                                   RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------------------
    $  500    Bank One Issuance Trust, Notes,
                Series 2003, Class C-3                                   4.77%           2/16/2016          $    476
       320    Nissan Auto Receivables, Notes,
                Series 2006-C Owner Trust Class A-2                      5.52            1/15/2009               320
       958    Trinity Rail Leasing L.P.,
                Series 2006-1A, Class A1(b)                              5.90            5/14/2036               947
                                                                                                            --------
              Total Financials                                                                                 4,001
                                                                                                            --------
              Total Asset-Backed Securities (cost: $4,017)                                                     4,001
                                                                                                            --------
              COMMERCIAL MORTGAGE SECURITIES (6.7%)

              FINANCIALS (6.7%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.7%)
     1,000    Commercial Mortgage Asset Trust,
                Series 1999-C1, Class A4                                 6.98            1/17/2032             1,055
     1,000    Commercial Mortgage Trust, Pass-Through
                Certificates, Series 2005-LP5, Class GMB1(b)             5.15            5/10/2043               971
       926    First Union National Bank Commercial
                Mortgage Trust, Series 1999-C4, Class A2                 7.39           12/15/2031               957
     1,000    GE Capital Commercial Mortgage Corp.,
                Series 2001-3, Class A2                                  6.07            6/10/2038             1,016
       929    Government Lease Trust,
                Series 1999-GSA1, Class A4(b)                            6.48            5/18/2011               948
              GS Mortgage Securities Corp. II,
     1,000      Series 2003-C1, Class A2B                                4.30            1/10/2040               968
     1,000      Series 2001-GL3A, Class A2(b)                            6.45            8/05/2018             1,030
              J.P. Morgan Chase Commercial Mortgage Securities Corp.,
     1,000      Series 2005-CB12, Class A3A1                             4.82            9/12/2037               974
     1,000      Series 2006-LDP6, Class ASB                              5.49            4/15/2043               987
     1,000    LB-UBS Commercial Mortgage Trust,
                Series 2002-C4, Class A5                                 4.85            9/15/2031               967
       871    Merrill Lynch Mortgage Investors, Inc.,
                Series 1999-C1, Class A2                                 7.56           11/15/2031               897
     1,000    Morgan Stanley Capital I, Inc.,
                Series 2006-HQ8, Class AAB                               5.56(d)         3/12/2044               990
     1,000    Nationslink Funding Corp., Pass-Through
                Certificates, Series 1999-1, Class F(b)                  7.10(d)         1/20/2031             1,006
     1,000    Prudential Mortgage Capital Funding, LLC,
                Series 2001-ROCK, Class B                                6.76            5/10/2034             1,039

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

 PRINCIPAL                                                                                                    MARKET
    AMOUNT                                                             COUPON                                  VALUE
     (000)    SECURITY                                                   RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------------------
    $1,000    Wachovia Bank Commercial Mortgage Trust,
                Series 2005-C19, Class A5                                4.66%           5/15/2044          $    956
                                                                                                            --------
              Total Financials                                                                                14,761
                                                                                                            --------
              Total Commercial Mortgage Securities (cost: $14,957)                                            14,761
                                                                                                            --------
              Total Bonds (cost: $66,469)                                                                     65,219
                                                                                                            --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET INSTRUMENTS (0.5%)

              MONEY MARKET FUNDS (0.5%)
 1,097,409    SSgA Prime Money Market Fund, 5.17%(e) (cost: $1,097)                                            1,097
                                                                                                            --------

              TOTAL INVESTMENTS (COST: $212,581)                                                            $219,290
                                                                                                            ========

34

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
JULY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.2% of net assets at July 31, 2007.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

         iShares iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

             MTN    Medium-Term Note

            REIT    Real Estate Investment Trust

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2007.

         (e) Rate represents the money market fund annualized seven-day yield at July 31, 2007.

          * Non-income-producing security for the year ended July 31, 2007.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FIRST START GROWTH FUND
JULY 31, 2007

ASSETS
   Investments in securities, at market value
      (identified cost of $212,581)                                       $219,290
   Receivables:
      Capital shares sold                                                       83
      USAA Investment Management Company (Note 6D)                             394
      USAA Transfer Agency Company (Note 6E)                                     1
      Dividends and interest                                                   975
                                                                          --------
          Total assets                                                     220,743
                                                                          --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                  189
   Accrued management fees                                                     148
   Accrued transfer agent's fees                                                 2
   Other accrued expenses and payables                                         109
                                                                          --------
         Total liabilities                                                     448
                                                                          --------
             Net assets applicable to capital shares outstanding          $220,295
                                                                          ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                        $255,106
   Accumulated undistributed net investment income                           1,772
   Accumulated net realized loss on investments                            (43,292)
   Net unrealized appreciation of investments                                6,709
                                                                          --------
            Net assets applicable to capital shares outstanding           $220,295
                                                                          ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                              20,593
                                                                          ========
   Net asset value, redemption price, and offering price per share        $  10.70
                                                                          ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FIRST START GROWTH FUND
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
   Dividends                                                             $ 2,542
   Interest                                                                4,218
                                                                         -------
       Total income                                                        6,760
                                                                         -------
EXPENSES
   Management fees                                                         1,735
   Administration and servicing fees                                         343
   Transfer agent's fees                                                   2,346
   Custody and accounting fees                                               129
   Postage                                                                   314
   Shareholder reporting fees                                                116
   Trustees' fees                                                              8
   Registration fees                                                          30
   Professional fees                                                          56
   Other                                                                       9
                                                                         -------
       Total expenses                                                      5,086
   Expenses paid indirectly                                                   (9)
   Expenses reimbursed - transfer agent's fees (Note 6E)                      (2)
   Expenses reimbursed                                                    (1,898)
                                                                         -------
       Net expenses                                                        3,177
                                                                         -------
NET INVESTMENT INCOME                                                      3,583
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
       Unaffiliated transactions                                          16,999
       Affiliated transactions (Note 8)                                    3,320
   Change in net unrealized appreciation/depreciation                      2,866
                                                                         -------
           Net realized and unrealized gain                               23,185
                                                                         -------
Increase in net assets resulting from operations                         $26,768
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FIRST START GROWTH FUND
YEARS ENDED JULY 31,

                                                                 2007               2006
                                                             ---------------------------
FROM OPERATIONS
   Net investment income                                     $  3,583           $    570
   Net realized gain on investments                            20,319             44,582
   Change in net unrealized appreciation/depreciation of
       investments                                              2,866            (54,123)
                                                             ---------------------------
       Increase (decrease) in net assets resulting
           from operations                                     26,768             (8,971)
                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (2,384)                 -
                                                             ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   31,154             37,529
   Reinvested dividends                                         2,378                  -
   Cost of shares redeemed                                    (60,025)           (36,535)
                                                             ---------------------------
       Increase (decrease) in net assets from capital
           share transactions                                 (26,493)               994
                                                             ---------------------------
   Capital contribution from USAA Transfer Agency
       Company (Note 6E)                                            1                  -
                                                             ---------------------------
Net decrease in net assets                                     (2,108)            (7,977)

NET ASSETS
   Beginning of year                                          222,403            230,380
                                                             ---------------------------
   End of year                                               $220,295           $222,403
                                                             ===========================
Accumulated undistributed net investment income:
   End of year                                                $ 1,772           $    573
                                                             ===========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  2,982              3,645
   Shares issued for dividends reinvested                         227                  -
   Shares redeemed                                             (5,735)            (3,580)
                                                             ---------------------------
       Increase (decrease) in shares outstanding               (2,526)                65
                                                             ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FIRST START GROWTH FUND
JULY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

                  their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               5. Debt  securities  with  maturities  greater  than 60 days  are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

                  on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               6. Repurchase  agreements are valued at cost, which  approximates market value.

               7. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

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               all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
               Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2007, the Fund did not invest in any repurchase agreements.

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            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities,  other assets,  and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

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            F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of July 31, 2007.

            G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $1,000 and $8,000, respectively, resulting in a total reduction in Fund expenses of $9,000.

            H. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties

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               that  provide  general  indemnifications.   The  Trust's  maximum
               exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            I. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2007.

46

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USAA FIRST START GROWTH FUND
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(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended July 31, 2007, and 2006, was as follows:

                                            2007             2006
                                         --------------------------
Ordinary income*                         $2,384,000        $      -

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                       $  1,773,000
Accumulated capital and other losses                 (43,229,000)
Unrealized appreciation of investments                 6,646,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2007, the Fund utilized capital loss carryovers of $20,290,000 to offset capital gains. At July 31, 2007, the Fund had capital loss carryovers of $43,229,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown on the following page. It is unlikely that the Trust's Board of Trustees will authorize a distribution of

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         capital gains realized in the future until the capital loss  carryovers have been used or expire.

    CAPITAL LOSS CARRYOVERS
------------------------------
  EXPIRES            BALANCE
-----------        -----------
   2010            $ 2,187,000
   2011             41,042,000
                   -----------
         Total     $43,229,000
                   ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2007, were $302,376,000 and $319,238,000, respectively.

         As of July 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $212,644,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2007, for federal income tax purposes, were $13,321,000 and $6,675,000, respectively, resulting in net unrealized appreciation of $6,646,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment

48

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USAA FIRST START GROWTH FUND
JULY 31, 2007

         of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities-lending transactions during the year ended July 31, 2007.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund

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USAA FIRST START GROWTH FUND
JULY 31, 2007

               relative to the performance of a Lipper index. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the relevant Lipper indexes over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

50

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USAA FIRST START GROWTH FUND
JULY 31, 2007

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

               For the year ended July 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $1,735,000, which included a performance adjustment of $17,000 that increased the base management fee of 0.75% by 0.01%.

            B. SUBADVISORY ARRANGEMENTS - Effective October 2, 2006, the Manager
               has entered into an investment subadvisory agreement with Credit Suisse Asset Management, LLC (Credit Suisse), under which Credit Suisse directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the year ended July 31, 2007, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $171,000.

               Effective also on October 2, 2006, the Manager terminated its investment subadvisory agreement with Loomis Sayles & Company, L.P. (Loomis Sayles), and Batterymarch Financial Management, Inc. (Batterymarch), under which Loomis Sayles and Batterymarch directed the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) paid Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles managed. For the year ended July 31, 2007, the Manager incurred subadvisory fees, paid to Loomis Sayles, of $50,000.

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USAA FIRST START GROWTH FUND
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               The Manager (not the Fund) paid  Batterymarch  a subadvisory  fee based on the aggregate net assets that Batterymarch managed in the USAA Cornerstone Strategy Fund, the USAA Capital Growth Fund, and the USAA First Start Growth Fund in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million. For the year ended July 31, 2007, the Manager did
               not  allocate  any  assets  of  the  Fund  to  Batterymarch   for
               management; therefore, the Manager did not pay any subadvisory fees to Batterymarch for the Fund.

            C. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $343,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2007, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. EXPENSE  LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.38% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. Prior to October 1, 2006, the Fund's expense limitation was 1.45% of its annual average net assets. This agreement may be modified or terminated at any time. For the

52

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USAA FIRST START GROWTH FUND
JULY 31, 2007

               year ended July 31, 2007, the Fund incurred reimbursable expenses of $1,898,000, of which $394,000 was receivable from the Manager.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,346,000. For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund $2,000 for transfer agent's fees related to certain shareholder transactions. Additionally, the Fund recorded a receivable from SAS of $1,000 for capital contributions related to corrections to certain other shareholder transactions.

            F. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between

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USAA FIRST START GROWTH FUND
JULY 31, 2007

         the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                     COST TO       NET REALIZED
           SELLER                          PURCHASER                PURCHASER     GAIN TO SELLER
------------------------------------------------------------------------------------------------
USAA First Start Growth Fund      USAA Balanced Strategy Fund       $17,124,000     $2,287,000
USAA First Start Growth Fund      USAA Cornerstone Strategy Fund      8,933,000      1,033,000
USAA Balanced Strategy Fund       USAA First Start Growth Fund       12,523,000        543,000
USAA Cornerstone Strategy Fund    USAA First Start Growth Fund        5,327,000        630,000

(9) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

            A. FASB  INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. The Manager has evaluated the application of FIN 48 to the Fund and, based on the analysis completed to date, has not identified a material impact on the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions on an ongoing basis.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

            B. STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED JULY 31,
                                              --------------------------------------------------------------------
                                                  2007           2006         2005            2004            2003
                                              --------------------------------------------------------------------
Net asset value at beginning of period        $   9.62       $   9.99     $   8.27        $   7.87        $   7.04
                                              --------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                    .17            .02         (.03)(a)        (.04)(a)        (.05)(a)
   Net realized and unrealized gain (loss)        1.02           (.39)        1.75(a)          .44(a)          .88(a)
                                              --------------------------------------------------------------------
Total from investment operations                  1.19           (.37)        1.72(a)          .40(a)          .83(a)
                                              --------------------------------------------------------------------
Less distributions:
   From net investment income                     (.11)             -            -               -               -
                                              --------------------------------------------------------------------
Net asset value at end of period              $  10.70       $   9.62     $   9.99        $   8.27        $   7.87
                                              ====================================================================
Total return (%)*                                12.36(d)       (3.70)       20.80            5.08           11.79
Net assets at end of period (000)             $220,295       $222,403     $230,380        $188,945        $166,096
Ratio of expenses to average
   net assets (%)**(b),(c)                        1.39(d)        1.45         1.45            1.45            1.45
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(b)                        2.22(d)        2.21         2.31            2.41            3.17
Ratio of net investment income (loss)
   to average net assets (%)**                    1.57            .24         (.33)           (.50)           (.66)
Portfolio turnover (%)                          135.33         226.83        75.20           83.82          118.90

 *  Assumes  reinvestment of all net investment income  distributions  during the period.
**  For the year ended July 31, 2007, average net assets were $228,940,000.
(a) Calculated using average shares.
(b) Reflects  operating  expenses of the Fund before  reductions of any expenses paid indirectly.  The Fund's expenses paid indirectly  decreased the expense ratios as follows:
                                                  (.00%)(+)      (.03%)       (.01%)          (.04%)          (.03%)
    (+) Represents less than 0.01% of average net assets.
(c) Effective  October  1, 2006,  the  Manager  voluntarily  agreed to limit the annual expenses of the Fund to 1.38% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.45%.
(d) For the year ended July 31, 2007, SAS voluntarily  reimbursed the Fund for a portion of the transfer  agent's fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA FIRST START GROWTH FUND
JULY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2007, through July 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                     BEGINNING             ENDING             DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE       FEBRUARY 1, 2007 -
                                 FEBRUARY 1, 2007       JULY 31, 2007         JULY 31, 2007
                                 -------------------------------------------------------------
Actual                              $1,000.00            $1,014.20                $6.89

Hypothetical
  (5% return before expenses)        1,000.00             1,017.95                 6.90

         *Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.42% for the six-month period of February 1, 2007, through July 31, 2007.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA FIRST START GROWTH FUND
JULY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

         Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

         group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was higher than the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also took into account management's discussion of the factors contributing to the level of Fund expenses and the Manager's current undertaking to maintain expense limitations with respect to the Fund, noting that the Manager waived its entire management fee and also reimbursed Fund expenses for the period covered by the third-party report. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was lower than the average of its performance

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

         universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2006. The Board took into account management's discussion of the factors that contributed to the Fund's performance and actions taken to address such underperformance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees and has also undertaken an expense limitation arrangement with the Fund. The Trustees reviewed the profitability, if any, of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waivers and expense reimbursement arrangement by the Manager and the fact that the Manager pays the subadvisory fee. The Board determined that the current investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

         management fee structure was reasonable. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed

64

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

         different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2007

         Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2006, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

66

 T R U S T E E S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of July 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2, 4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES  THE  TRUSTEE  IS AN  EMPLOYEE  OF  USAA  INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE  ADDRESS  FOR ALL  NON-INTERESTED  TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3, 4, 5, 6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

                                                                              69

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

70

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO and SAS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant   Vice   President,    Portfolio    Accounting/Financial
              Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

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72

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
                  ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                      U.S.
                                                                    Postage
                                                                    P A I D
                                                                      USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31711-0907                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR/A.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2007 and 2006 were $393,763 and $356,180, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

-------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance     TOTAL
-------------------------------------------------------------------------------
FYE 07-31-2007     $     0            $     0           $     0      $      0
FYE 07-31-2006     $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------
TOTAL              $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2007 and 2006 were $89,560 and $138,023, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/A was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR/A is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/21/2008
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/21/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.